     As Filed with the Securities and Exchange Commission on July 18, 2008
                                                           File Nos. 333-141909
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 6

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Post-Effective Amendment No. 86

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois, 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                Joseph P. Rath
                        Allstate Life Insurance Company
                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
           (Name, Address and Telephone Number of Agent for Service)

                                   Copy to:

                                  Jocelyn Liu
                               Assistant Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Offering: Continuous.

It is proposed that this filing will become effective (check appropriate space):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on July 28, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] ____________ on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                     Note:

Registrant is filing this Post-Effective Amendment No. 6 to Registration Statement No. 333-141909 in order to file two Supplements to Prospectus. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on April 25, 2008, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                        ALLSTATE LIFE INSURANCE COMPANY


        ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

                        Supplement, dated July 28, 2008

                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 866-695-2647.

 This supplement is being issued to describe several changes that we are making to the variable investment options within each of the above-referenced Annuities. We summarize each change immediately below, and then indicate how the pertinent portion of each prospectus is amended to reflect the change.

 The changes are as follows:

 1. AST Focus Four Plus Portfolio. We add the Portfolio as an investment option available under each Annuity. Accordingly, we (a) add the Portfolio to the list of Investment Options on the inside front cover, and (b) set forth the fees of the Portfolio in the table of Portfolio Annual Expenses, and (c) in the Investment Options section, add the Portfolio to the list of portfolios that are permitted if you elect TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome - Highest Daily 7, TrueIncome - Spousal Highest Daily 7, or the Highest Daily Value death benefit, and (d) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of the Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 2. AST Parametric Emerging Markets Equity Portfolio; AST Global Real Estate Portfolio. We add each Portfolio as an investment option available under each Annuity. Accordingly, we (a) add each Portfolio to the list of Investment Options on the inside front cover, and (b) set forth the fees of each Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, add each Portfolio to the list of portfolios that are permitted if you elect TrueIncome - Highest Daily 7 or TrueIncome - Spousal Highest Daily 7 under the Optional Allocation and Rebalancing Program, or TrueAccumulation and (d) add a summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of the addition of each Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 3. AST Conservative Asset Allocation Portfolio; AST Balanced Asset Allocation Portfolio; and AST American Century Strategic Allocation Portfolio. The name and investment objective of each Portfolio are being changed. (In the case of the AST Balanced Asset Allocation Portfolio and AST American Century Strategic Allocation Portfolio only, the changed investment objective was authorized by a vote of Annuity Owners). AST Conservative Asset Allocation Portfolio has been renamed AST Balanced Asset Allocation Portfolio and will be sub-advised by Quantitative Management Associates LLC, the original AST Balanced Asset Allocation Portfolio has become AST Academic Strategies Portfolio, and AST American Century Strategic Allocation Portfolio has become AST Schroders Multi-Asset World Strategies Portfolio. Accordingly, we (a) reflect the revised Portfolio names in the list of Investment Options on the inside front cover, and (b) with respect to AST Balanced Asset Allocation Portfolio, AST Schroders Multi-Asset World Strategies Portfolio and AST Academic Strategies Portfolio only, set forth the revised fees of each Portfolio in the table of Portfolio Annual Expenses, and (c) in the Prospectus section discussing the applicable optional benefit include each Portfolio within the group of portfolios that are permitted if you elect TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome - Highest Daily 7, TrueIncome - Spousal Highest Daily Seven, or the Highest Daily Value death benefit (if available), and (d) include a summary description of the Portfolio in the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 4. AST Goldman Sachs Small-Cap Value Portfolio. We add the Portfolio as an investment option available under each Annuity. Accordingly, we (a) add the Portfolio to the list of Investment Options on the inside front cover, and
 (b) set forth the fees of the Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, add the Portfolio to the list of portfolios that are permitted if you elect TrueIncome
 - Highest Daily 7 or TrueIncome - Spousal Highest Daily 7 under the Optional Allocation and Rebalancing Program, or TrueAccumulation. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 5. Merger of AST DeAM Small-Cap Value Portfolio into AST Small-Cap Value Portfolio. The AST DeAM Small-Cap Value Portfolio has merged out of existence into the AST Small-Cap Value Portfolio. Accordingly, we remove the AST DeAM Small-Cap Value Portfolio from the list of Investment Options on the inside front cover.

 6. AST Small-Cap Growth Portfolio. Neuberger Berman Management Inc. is no longer a sub-adviser to this Portfolio. The assets formerly managed by Neuberger Berman now are managed by Eagle Asset Management. Accordingly, we revise the summary description of this Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 7. AST Neuberger Berman Mid-Cap Value Portfolio. We have added LSV Asset Management as a sub-adviser to this Portfolio and have re-named the Portfolio the AST Neuberger Berman/LSV Mid-Cap Value Portfolio. Accordingly, we
 (a) reflect the revised Portfolio name in the list of Investment Options on the inside front cover, and (b) set forth the revised fees of the Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the Investment Options section, reflect the Portfolio in the list of portfolios that are permitted if you elect TrueIncome - Highest Daily 7 or TrueIncome - Spousal Highest Daily 7 under the Optional Allocation and Rebalancing Program, or TrueAccumulation, and (d) include a revised summary description of the Portfolio to the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 8. AST Aggressive Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and AST Advanced Strategies Portfolio. We are adding Quantitative Management Associates LLC as a sub-adviser to each Portfolio. Accordingly, we include a revised summary description of each Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 With respect to the changed fees referenced above, here is a fee table showing the applicable underlying mutual fund portfolio annual expenses:

                           FUNDS                                                            Acquired    Total
                                                                                            Portfolio  Annual
                                                              Management  Other              Fees &   Portfolio
                                                                 Fee     Expenses 12b-1 Fee Expenses  Expenses
---------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation/ 1,2,3,4/
 Management and Other Expense fee waivers/reduction: 0.02%
 Net expenses after fee reimbursement/expense waiver: 1.49%     0.72%     0.10%     0.00%     0.69%     1.51%
AST Schroders Multi-Asset World Strategies                      1.10%     0.16%     0.00%     0.14%     1.40%
AST Focus Four Plus/ 1,2,3/
 Management and administration fee waivers/reductions: 0.21%
 Net expenses after fee reimbursement/expense waiver: 1.03%     0.85%     0.19%     0.00%     0.20%     1.24%
AST Global Real Estate                                          1.00%     0.30%     0.00%     0.00%     1.30%
AST Paramentric Emerging Markets Equity                         1.10%     0.46%     0.00%     0.00%     1.56%
AST Goldman Sachs Small-Cap Value                               0.95%     0.13%     0.00%     0.00%     1.08%
AST Small-Cap Value                                             0.90%     0.10%     0.00%     0.00%     1.00%
AST Advanced Strategies                                         0.85%     0.15%     0.00%     0.04%     1.04%
AST Aggressive Asset Allocation                                 0.15%     0.03%     0.00%     0.96%     1.14%
AST Capital Growth Asset Allocation                             0.15%     0.01%     0.00%     0.93%     1.09%
AST Balanced Asset Allocation                                   0.15%     0.02%     0.00%     0.87%     1.04%
AST Neuberger Berman/LSV Mid-Cap Value                          0.89%     0.10%     0.00%     0.00%     0.99%
AST Preservation Asset Allocation                               0.15%     0.03%     0.00%     0.82%     1.00%

 1 Estimated Other Expenses for the fiscal year ending December 31, 2008. As used in connection with the Portfolio, "Other Expenses" include certain operating expenses, including, without limitation, fees for custodian services, Independent Trustees' fees, and fees for legal, accounting, valuation, and transfer agency services. The Trust has also entered into arrangements with the issuers of the variable insurance products offering the Portfolio under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the Portfolio's average daily net assets. The Portfolio is not directly subject to the administrative services fee to the extent it invests in the Core Plus Bond Portfolio or any other Trust Portfolio (each, an Underlying Trust Portfolio and collectively, the Underlying Trust Portfolios). The Core Plus Bond
    Portfolio and each Underlying Trust Portfolio in which the Portfolio invests, however, are subject to the administrative services fee. See footnote 1 of the table within "Underlying Mutual Fund Portfolio Annual Expenses" in the May 1, 2008 prospectus for a discussion of the administrative services fee applicable to certain other AST Portfolios.
 2 Estimated Underlying Portfolio Fees & Expenses for the fiscal year ending December 31, 2008. The Portfolio will indirectly incur a pro rata portion of the fees and expenses of the Core Plus Bond Portfolio and any other Underlying Trust Portfolio in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent the portion of the Core Plus Bond Portfolio's estimated annualized operating expense ratio for the fiscal year ending December 31, 2008 to be borne by the Portfolio based upon the Portfolio's expected initial holdings in the Core Plus Bond Portfolio. No sales loads, distribution fees, service fees, redemption fees, or other transaction fees will be assessed in connection with the Portfolio's purchase or redemption of shares of Underlying Trust Portfolios.
 3 Estimated Contractual Fee Waiver and/or Expense Reimbursement for the fiscal year ending December 31, 2008. The Investment Managers have contractually agreed to waive their investment management fees with respect to the Portfolio's investments in the Core Plus Bond Portfolio (i.e., assumes a waiver of 25% of the Investment Managers' contractual investment management fee).
 4 The Co-Managers have contractually agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio's investment management fees plus "Other Expenses" (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 0.80% of the Portfolio's average daily net assets during the Academic Strategies Portfolio's first year of operations (i.e., expected to be July 21, 2008 through July 20, 2009).

 With respect to the changed Investment Objectives/Policies referenced above, here is a table showing the applicable changes:

   --------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
                       ADVANCED SERIES TRUST
   --------------------------------------------------------------------------
     ASSET      AST Advanced Strategies Portfolio:          LSV Asset
     ALLOCA     seeks a high level of absolute             Management;
     TION/      return. The Portfolio invests            Marsico Capital
    BALANCED    primarily in a diversified portfolio    Management, LLC;
                of equity and fixed income             Pacific Investment
                securities across different                Management
                investment categories and investment       Company LLC
                managers. The Portfolio pursues a       (PIMCO); T. Rowe
                combination of traditional and          Price Associates,
                non-traditional investment             Inc.; William Blair
                strategies.                              & Company, LLC;
                                                          Quantitative
                                                           Management
                                                         Associates LLC
   --------------------------------------------------------------------------
     ASSET      AST Aggressive Asset Allocation                AST
     ALLOCA     Portfolio: seeks the highest               INVESTMENT
     TION/      potential total return consistent        SERVICES, INC.
    BALANCED    with its specified level of risk          & PRUDENTIAL
                tolerance. The Portfolio will invest       INVESTMENTS
                its assets in several other Advanced   LLC ; Quantitative
                Series Trust Portfolios. Under             Management
                normal market conditions, the            Associates LLC
                Portfolio will devote approximately
                100% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                92.5% to 100%) and the remainder of
                its net assets to underlying
                portfolios investing primarily in
                debt securities and money market
                instruments (with a range of
                0%-7.5%).
   --------------------------------------------------------------------------
     ASSET      AST Schroders Multi-Asset World             Schroder
     ALLOCA     Strategies (formerly known as AST          Investment
     TION/      American Century Strategic              Management North
    BALANCED    Allocation Portfolio): The AST            America Inc.
                Schroders Multi-Asset World
                Strategies Portfolio seeks long-term
                capital appreciation through a
                global flexible asset allocation
                approach. This asset allocation
                approach entails investing in
                traditional asset classes, such as
                equity and fixed-income investments,
                and alternative asset classes, such
                as investments in real estate,
                commodities, currencies, private
                equity, and absolute return
                strategies. The sub-advisor seeks to
                emphasize the management of risk and
                volatility. Exposure to different
                asset classes and investment
                strategies will vary over time based
                upon the sub advisor's assessments
                of changing market, economic,
                financial and political factors and
                events.
   --------------------------------------------------------------------------
     ASSET      AST Academic Strategies Asset             Credit Suisse
     ALLOCA     Allocation (formerly known as AST       Securities (USA)
     TION/      Balanced Asset Allocation                 LLC; Jennison
    BALANCED    Portfolio): seeks total return           Associates LLC;
                consistent with its specified level      Mellon Capital
                of risk. The Portfolio will be a           Management
                multi-asset class fund that employs    Corporation; Pacific
                both top-down asset allocation             Investment
                strategies and bottom-up                   Management
                manager/security selection. Under          Company LLC
                normal circumstances, approximately         (PIMCO);
                60% of the assets will be allocated     Prudential Bache
                to traditional asset classes            Asset Management,
                (including US and international           Incorporated;
                equities and bonds) and                   Quantitative
                approximately 40% of the assets will       Management
                be allocated to nontraditional asset     Associates LLC
                classes (including real estate,
                commodities, and alternative
                strategies). Those percentages are
                subject to change by the Investment
                Managers.
   --------------------------------------------------------------------------

  ---------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
    TYPE                                                    ADVISOR/
                                                           SUB-ADVISOR
  ---------------------------------------------------------------------------
    ASSET       AST Capital Growth Asset Allocation            AST
    ALLOCA      Portfolio: seeks the highest               INVESTMENT
    TION/       potential total return consistent        SERVICES, INC.
   BALANCED     with its specified level of risk          & PRUDENTIAL
                tolerance. The Portfolio will invest       INVESTMENTS
                its assets in several other Advanced    LLC; Quantitative
                Series Trust Portfolios. Under             Management
                normal market conditions, the            Associates LLC
                Portfolio will devote approximately
                65% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                57.5% to 72.5%), and 35% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments (with a range of 27.5%
                to 42.5%).
  ---------------------------------------------------------------------------
    ASSET       AST Balanced Asset Allocation                  AST
    ALLOCA      (formerly known as AST Conservative        INVESTMENT
    TION/       Asset Allocation Portfolio): seeks       SERVICES, INC.
   BALANCED     the highest potential total return        & PRUDENTIAL
                consistent with its specified level        INVESTMENTS
                of risk tolerance. The Portfolio        LLC; Quantitative
                will invest its assets in several          Management
                other Advanced Series Trust              Associates LLC
                Portfolios. Under normal market
                conditions, the Portfolio will
                devote approximately 60% of its net
                assets to underlying portfolios
                investing primarily in equity
                securities (with a range of 52.5% to
                67.5%), and 40% of its net assets to
                underlying portfolios investing
                primarily in debt securities and
                money market instruments (with a
                range of 32.5% to 47.5%).
  ---------------------------------------------------------------------------
   SPECIALTY    AST Global Real Estate Portfolio:        Prudential Real
                seeks capital appreciation and          Estate Investors
                income. The Portfolio will normally
                invest at least 80% of its liquid
                assets (net assets plus any
                borrowing made for investment
                purposes) in equity-related
                securities of real estate companies.
                The Portfolio will invest in
                equity-related securities of real
                estate companies on a global basis
                and the Portfolio may invest up to
                15% of its net assets in ownership
                interests in commercial real estate
                through investments in private real
                estate.
  ---------------------------------------------------------------------------
    ASSET       AST Focus Four Plus Portfolio: seeks       First Trust
    ALLOCA      long-term capital growth balanced by      Advisors L.P.
    TION/       current income. The Portfolio seeks
   BALANCED     to achieve its objective by
                investing approximately 75% in
                common stocks and approximately 25%
                in fixed-income securities. The
                Portfolio allocates the equity
                portion of the portfolio across four
                uniquely specialized strategies -
                The Dow(R) Target Dividend, the
                Value Line(R) Target 25, the NYSE(R)
                International Target 25, and the S&P
                SMid 60. Each strategy employs a
                quantitative approach by screening
                common stocks for certain attributes
                and/or using a multi-factor scoring
                system to select the common stocks.
  ---------------------------------------------------------------------------
     INTER      AST Parametric Emerging Markets        Parametric Portfolio
   NATIONAL     Equity Portfolio: seeks long-term        Associates LLC
    EQUITY      capital appreciation. The Portfolio
                normally invests at least 80% of its
                net assets in equity securities
                traded on the equity markets of
                emerging market countries, which are
                those considered to be developing.
                Emerging markets countries include
                countries in Asia, Latin America,
                the Middle East, Southern Europe,
                Eastern Europe, Africa and the
                region formerly comprising the
                Soviet Union. A company will be
                considered to be located in an
                emerging market country if it is
                domiciled in or derives more that
                50% of its revenues or profits from
                emerging market countries. The
                Portfolio seeks to employ a
                top-down, disciplined and structured
                investment process that emphasizes
                broad exposure and diversification
                among emerging market countries,
                economic sectors and issuers.
  ---------------------------------------------------------------------------
   MID CAP      AST Neuberger Berman/LSV Mid-Cap            LSV Asset
    VALUE       Value Portfolio (formerly known as         Management;
                AST Neuberger Berman Mid-Cap Value      Neuberger Berman
                Portfolio): seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of medium capitalization companies.
                For purposes of the Portfolio,
                companies with market
                capitalizations that fall within the
                range of the Russell Mid-cap(R)
                Index at the time of investment are
                considered medium capitalization
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies.
                Under the Portfolio's value-oriented
                investment approach, the subadviser
                looks for companies whose stock
                prices are undervalued and that may
                raise in price before other
                investors realize their worth.
  ---------------------------------------------------------------------------

    -----------------------------------------------------------------------
     STYLE/         INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
      ASSET      AST Preservation Asset Allocation            AST
      ALLOCA     Portfolio: seeks the highest              INVESTMENT
      TION/      potential total return consistent       SERVICES, INC.
     BALANCED    with its specified level of risk         & PRUDENTIAL
                 tolerance. The Portfolio will invest     INVESTMENTS
                 its assets in several other Advanced   LLC; Quantitative
                 Series Trust Portfolios. Under            Management
                 normal market conditions, the           Associates LLC
                 Portfolio will devote approximately
                 35% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 27.5% to 42.5%), and 65% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 57.5%
                 to 72.5%).
    -----------------------------------------------------------------------
      SMALL      AST Goldman Sachs Small-Cap Value       Goldman Sachs
       CAP       Portfolio: seeks long-term capital     Asset Management,
      VALUE      appreciation. The Portfolio will             L.P.
                 seek its objective through
                 investments primarily in equity
                 securities that are believed to be
                 undervalued in the marketplace. The
                 Portfolio will invest, under normal
                 circumstances, at least 80% of the
                 value of its assets plus any
                 borrowings for investment purposes
                 in small capitalization companies.
                 The 80% investment requirement
                 applies at the time the Portfolio
                 invests its assets. The Portfolio
                 generally defines small
                 capitalization companies as
                 companies with market
                 capitalizations that are within the
                 range of the Russell 2000 Value
                 Index at the time of purchase.
    -----------------------------------------------------------------------

 In the May 1, 2008 prospectuses, the summary fund descriptions of the AST Balanced Asset Allocation Portfolio and the AST Capital Growth Asset Allocation Portfolio were reversed. Thus, the correct summary fund description for each such Portfolio is as follows:

 AST Balanced Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 65% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 57.5% to 72.5%), and 35% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 27.5% to 42.5%).

 AST Capital Growth Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 75% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 67.5% to 80%), and 25% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 20.0% to 32.5%).

 In Appendix B of the prospectus, entitled "Selecting The Variable Annuity That's Right For You," we set forth hypothetical illustrations of Contract Value and Surrender Value for each Annuity. Those illustrations assume average fund expenses of 1.14% (1.23% for L Series). As a result of the fund changes described in this supplement, the average fund expenses have changed to 1.11% (1.24% for L Series). This change in average fund expenses would have the effect of increasing the hypothetical illustrated values (for the B Series and X Series) and decreasing the hypothetical illustrated values (for the L Series) by a commensurate amount.


                                                        SKU# RA17-1  SUP1  7/08

                        ALLSTATE LIFE INSURANCE COMPANY

        ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

                        Supplement, dated July 28, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 866-695-2647.

 This supplement is being issued to make a change to the "Legal Matters" section of the prospectus.

 The change is as follows:

 Under the section entitled "General Information," the subsection entitled "Legal Matters" is deleted and replaced with the following:

 LEGAL MATTERS
 All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate Life's right to issue such Annuities under Illinois law, have been passed upon by Joseph P. Rath, Assistant General Counsel of Allstate Life.




                                                           SKU#RA17-1 SUP2 7/08

                                    Part C

                               OTHER INFORMATION

                                   Exhibits

Part C is hereby amended to include the following exhibits and to amend items 25, 27 and 29B

Item 24.Financial Statements and Exhibits

Exhibits

(9) Consent of Joseph P. Rath of Allstate Life Insurance Company regarding the legality of the Securities being registered.

(10) Consent of independent registered public accounting firm.

Item 25.Directors and Officers of the Depositor

Name and Principal Business Address  Positions and Offices with Depositor
-----------------------------------  -----------------------------------------
David Andrew Bird                    Director and Senior Vice President
Michael. B. Boyle                    Director and Senior Vice President
James E. Hohmann                     Director, President and Chief Executive
                                     Officer
John Carl Lounds                     Director and Senior Vice President
Samuel Henry Pilch                   Director, Group Vice President and
                                     Controller
John C. Pintozzi                     Director, Senior Vice President and Chief
                                     Financial Officer
George E. Ruebenson                  Director
Eric Allen Simonson                  Director, Senior Vice President and Chief
                                     Investment Officer
Kevin Rourke Slawin                  Director and Senior Vice President
Douglas B. Welch                     Director and Senior Vice President
Thomas Joseph Wilson, II             Director and Chairman of the Board
John Eric Smith                      Senior Vice President
Matthew S. Easley                    Vice President
Karen Cassidy Gardner                Vice President
Judith P. Greffin                    Vice President
Mary Jovita McGinn                   Vice President and Assistant Secretary
Steven C. Verney                     Treasurer
Charles Calvin Baggs                 Assistant Vice President
Darryl L. Baltimore                  Assistant Vice President
James Baumstark                      Assistant Vice President
Karen Burckhardt                     Assistant Vice President
Laura J. Clark                       Assistant Vice President
Errol Cramer                         Assistant Vice President and Appointed
                                     Actuary
Lawrence William Dahl                Assistant Vice President
Sam DeFrank                          Assistant Vice President - Tax Counsel
Joanne Marie Derrig                  Assistant Vice President and Chief
                                     Privacy Officer
Sarah R. Donahue                     Assistant Vice President
Karen C. Duffy                       Assistant Vice President and Assistant
                                     Treasurer
Michael H. Haney                     Assistant Vice President
Lisa J. Flanary                      Assistant Vice President
Keith A. Hauschildt                  Assistant Vice President
Atif Ijaz                            Assistant Vice President
Ronald A. Johnson                    Assistant Vice President
Teresa G. Logue                      Assistant Vice President
Robert L. Park                       Assistant Vice President and Chief
                                     Compliance Officer
Joseph P. Rath                       Assistant Vice President, Assistant
                                     General Counsel and Assistant Secretary
Mario Rizzo                          Assistant Vice President and Assistant
                                     Treasurer
Mary Springberg                      Assistant Vice President
Robert E. Transon                    Assistant Vice President
Timothy Nicholas Vander Pas          Assistant Vice President
Dean M. Way                          Assistant Vice President and Illustration
                                     Actuary
Richard Zaharias                     Assistant Vice President
Laura R. Zimmerman                   Assistant Vice President
Doris J. Bryant                      Assistant Secretary
Paul N. Kierig                       Assistant Secretary

The principal business address of Mr. Bird and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

Item 27.Number of Contract Holders

As of May 31, 2008, there were 547 contract owners.

Item 29B.Principal Underwriter

Name and Principal Business Address*
of Each Such Person                   Positions and Offices with Underwriter
------------------------------------  ----------------------------------------
Kevin R. Slawin                       Chairman of the Board and Manager
Timothy N. Vander Pas                 President
Karen Cassidy Gardner                 Vice President - Tax
Joseph Patrick Rath                   Vice President, General Counsel and
                                      Secretary
William D. Webb                       Treasurer
Dana Goldstein                        Chief Compliance Officer
DeeAnne Asplin                        Assistant Vice President
Joanne Marie Derrig                   Assistant Vice President and Chief
                                      Privacy Officer
Mary Jovita McGinn                    Assistant Secretary
Karen C. Duffy                        Assistant Treasurer
Mario Rizzo                           Assistant Treasurer
Steven Carl Verney                    Assistant Treasurer
James E. Hohmann                      Manager

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 18th day of July, 2008.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                 (REGISTRANT)

                        ALLSTATE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


                                             BY:  /s/ JAMES E. HOHMANN
                                                  ------------------------------
                                                  James E. Hohmann
                                                  Chairman of the Board,
                                                  President and Chief Executive
                                                  Officer

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 18th day of July, 2008.


*/ DAVID A. BIRD             Director and Senior Vice President
---------------------------
David A. Bird

*/ MICHAEL B. BOYLE          Director and Senior Vice President
---------------------------
Michael B. Boyle

/s/ JAMES E. HOHMANN         Director, President and Chief Executive Officer
---------------------------  (Principal Executive Officer)
James E. Hohmann

*/ JOHN C. LOUNDS            Director and Senior Vice President
---------------------------
John C. Lounds

*/ SAMUEL H. PILCH           Director, Controller and Group Vice President
---------------------------  (Principal Accounting Officer)
Samuel H. Pilch

*/ JOHN C. PINTOZZI          Director, Senior Vice President and Chief
--------------------------- Financial Officer (Principal Financial Officer) John C. Pintozzi

*/ GEORGE E. REUBENSON       Director
---------------------------
George E. Reubenson

*/ ERIC A. SIMONSON          Director, Senior Vice President and Chief
---------------------------  Investment Officer
Eric A. Simonson

*/ KEVIN R. SLAWIN           Director and Senior Vice President
---------------------------
Kevin R. Slawin

*/ DOUGLAS B. WELCH          Director and Senior Vice President
---------------------------
Douglas B. Welch

*/ THOMAS J. WILSON II       Director and Chairman of the Board
---------------------------
Thomas J. Wilson II

*/ By: James E. Hohmann, pursuant to Power of Attorney, previously filed.

                                 Exhibit Index

 Exhibit No. Exhibit
 ----------- ------------------------------------------------------------------

       9 Opinion and Consent of Joseph P. Rath of Allstate Life Insurance Company regarding the legality of the Securities being registered.

      10     Consent of independent registered public accounting firm.